MERRILL LYNCH
HEALTHCARE
FUND, INC.








FUND LOGO








Quarterly Report

January 31, 1997






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Company unless accompanied or preceded by the Company's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Healthcare Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH HEALTHCARE FUND, INC.


Officers and
Directors


Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Philip L. Kirstein, Senior Vice President
Donald C. Burke, Vice President
Jordan C. Schreiber, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



DEAR SHAREHOLDER


Equity markets worldwide became more volatile during the quarter ended January 31, 1997. In the United States, a post-election stock market rally in November reflected investors' expectations of a bipartisan approach to legislation with a Democratic President and a Republican-majority Congress. For healthcare investors, this outcome meant that it was highly unlikely that there would be a move toward comprehensive healthcare reform legislation as the Clinton Administration sought after the previous Presidential election. Healthcare issues participated strongly in this stock market rally. Then in December, a combination of profit-taking and concern about a resurgence of inflation led to a decline in pharmaceutical share prices. Subsequently, as slow economic growth appeared to be the basic trend with little evidence of inflation, virtually all share prices in the healthcare sector advanced once again. A slow growth, low inflation environment is an ideal economic climate for the pharmaceutical industry.

Outside of the United States, foreign stock markets followed the US pattern with the exception of Japan. In that country, economic weakness further depressed Japanese share prices in general. In addition, the anticipation of drug reimbursement price cuts in the spring led to weakness in the pharmaceutical sector.

Portfolio Matters
During the quarter ended January 31, 1997, Merrill Lynch Healthcare Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +9.04%, +8.72, +8.79% and +9.06%, respectively. (Fund results do not reflect sales charges, and would be lower if sales charges were included. Complete performance information, including average annual total returns, can be found on pages 3--7 of this report to shareholders.)

During the January quarter, we continued to emphasize pharmaceutical and medical device companies in the Fund's portfolio. We broadened our investments through the addition of several promising smaller companies such as Coulter Pharmaceuticals, Inc. and Sangstat Medical Corp. Coulter Pharmaceuticals, Inc. is a biotechnology company that is developing an innovative cancer treatment with success in early clinical trials. Sangstat Medical Corp. focuses on drugs to treat immuno-suppression in organ transplant patients. Our investments continue to be diversified geographically, with almost one-third of the portfolio invested in non-US companies.

Late in the quarter, the US Food and Drug Administration approved Rezulin for sale in the United States. This significant pharmaceutical advance for treatment of insulin-dependent diabetes was discovered by Sankyo Company, Ltd., who will market the drug in Japan, and was co-developed with Warner-Lambert Co. in the United States and Glaxo Wellcome PLC in Europe. Pfizer, Inc. will co-market Rezulin in the United States. The Fund has investments in all of these companies. We expect that this new product will be important commercially as well as therapeutically.

In Conclusion
We thank you for your investment in Merrill Lynch Healthcare Fund, Inc., and we look forward to sharing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(Jordan C. Schreiber)
Jordan C. Schreiber
Vice President and Portfolio Manager

February 25, 1997



PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual
Total Return+++


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +11.91%        + 6.03%
2/01/90++ through 12/31/96                +12.57         +11.70
Five Years Ended 12/31/96                 +10.81         + 9.62
Ten Years Ended 12/31/96                  +11.56         +10.96

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +10.69%        + 6.80%
2/01/90++ through 12/31/96                +11.41         +11.41
Five Years Ended 12/31/96                 + 9.65         + 9.65
Inception (10/21/88) through 12/31/96     +11.24         +11.24

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/96                       +10.76%        + 9.79%
Inception (10/21/94) through 12/31/96     +22.82         +22.82

[FN]
 *Maximum contingent sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/96                       +11.78%        + 5.92%
Inception (10/21/94) through 12/31/96     +22.65         +19.68

[FN]
  *Maximum sales charge is 5.25%.
 **Assuming maximum sales charge.

+++See Important Note on page 6.


PERFORMANCE DATA (continued)

Recent
Performance
Results*
                                                                                    12 Month      3 Month
                                                  1/31/97    10/31/96   1/31/96     % Change      % Change
Class A Shares                                     $5.15      $5.35      $5.16      + 6.02%(1)    +2.25%(1)
Class B Shares                                      4.50       4.72       4.58      + 5.25(1)     +2.13(1)
Class C Shares                                      4.50       4.72       4.59      + 5.02(1)     +2.13(1)
Class D Shares                                      5.00       5.20       5.02      + 6.00(1)     +2.33(1)
Class A Shares--Total Return                                                        +13.05(2)     +9.04(2)
Class B Shares--Total Return                                                        +12.04(3)     +8.72(3)
Class C Shares--Total Return                                                        +11.87(4)     +8.79(4)
Class D Shares--Total Return                                                        +12.97(5)     +9.06(5)

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.300 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.340 per share ordinary income dividends and $0.300 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.291 per share ordinary income dividends and $0.300 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.294 per share ordinary income dividends and $0.300 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.327 per share ordinary income dividends and $0.300 per share capital gains distributions.

Performance
Summary--
Class A Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered                Beginning    Ending        Distributed           Paid*            % Change**
4/1/83--12/31/83                $ 9.15    $ 9.56             --               $0.120             + 5.85%
1984                              9.56      8.83          $ 0.040              0.090             - 6.34
1985                              8.83     10.65             --                0.120             +22.16
1986                             10.65     11.94            0.530              0.100             +17.86
1987                             11.94      9.90            3.347              0.015             +10.24
1988                              9.90      9.56            0.825              0.145             + 6.39
1989                              9.56      9.09            1.422              0.068             +11.46
1990                              9.09      7.29            0.832              0.489             - 6.19
1991                              7.29      9.18             --                1.320             +45.71
1992                              9.18      4.03            4.123++            1.028             + 6.92
1993                              4.03      3.91             --                0.013             - 2.63
1994                              3.91      3.46            0.266               --               - 4.30
1995                              3.46      4.98            0.097              0.099             +49.85
1996                              4.98      4.92            0.300              0.340             +11.91
1/1/97--1/31/97                   4.92      5.15             --                 --               + 4.67
                                                          -------             ------
                                                    Total $11.782       Total $3.947

                                                         Cumulative total return as of 1/31/97: +346.10%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.


Performance
Summary--
Class B Shares+++
                                Net Asset Value         Capital Gains        Dividends
Period Covered                Beginning    Ending        Distributed           Paid*            % Change**
10/21/88--12/31/88              $10.24     $9.55           $0.825             $0.089             + 2.22%
1989                              9.55      9.07            1.422              0.006             +10.70
1990                              9.07      7.19            0.832              0.455             - 7.42
1991                              7.19      8.96             --                1.291             +44.21
1992                              8.96      3.72            4.123++            1.028             + 5.46
1993                              3.72      3.59             --                 --               - 3.50
1994                              3.59      3.13            0.266               --               - 4.99
1995                              3.13      4.43            0.097              0.099             +48.09
1996                              4.43      4.30            0.300              0.291             +10.69
1/1/97--1/31/97                   4.30      4.50             --                 --               + 4.65
                                                           ------             ------
                                                     Total $7.865       Total $3.259

                                                         Cumulative total return as of 1/31/97: +150.59%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.
++Figure includes a $0.879 and $3.089 return of capital on 4/22/92 and 4/27/92, respectively.


Performance
Summary--
Class C Shares
                                Net Asset Value         Capital Gains        Dividends
Period Covered                Beginning    Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.27     $3.13             --                --                - 4.28%
1995                              3.13      4.43           $0.097             $0.099             +48.09
1996                              4.43      4.30            0.300              0.294             +10.76
1/1/97--1/31/97                   4.30      4.50             --                --                + 4.65
                                                           ------             ------
                                                     Total $0.397       Total $0.393

                                                          Cumulative total return as of 1/31/97: +64.30%**

  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.

+++See Important Note on page 6.


PERFORMANCE DATA (concluded)

Performance
Summary--
Class D Shares
                                Net Asset Value         Capital Gains        Dividends
Period Covered                Beginning    Ending        Distributed           Paid*            % Change**
10/21/94--12/31/94               $3.61     $3.39             --                --                - 6.09%
1995                              3.39      4.85           $0.097             $0.099             +49.12
1996                              4.85      4.78            0.300              0.327             +11.78
1/1/97--1/31/97                   4.78      5.00             --                --                + 4.60
                                                           ------             ------
                                                     Total $0.397       Total $0.426

                                                          Cumulative total return as of 1/31/97: +63.74%**

  *Figures may include short-term capital gains distributions.
 **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


+++Important Note:
   Prior to April 27, 1992, Merrill Lynch Healthcare Fund, Inc. was known as Sci/Tech Holdings, Inc. and contained, in addition to a healthcare portfolio, a portfolio of technology securities. The data on pages 3--6 include the performance of the technology portfolio which is no longer part of the Fund. Set forth below are performance data which, for the period before April 27, 1992, include only the performance of the healthcare portfolio and a pro rata allocated portion of Sci/Tech Holdings, Inc.'s cash reserves. On February 1, 1990, Merrill Lynch Asset Management, L.P. became the sole investment adviser.


Recent
Performance
Results*
                                                    12 Month           2/01/90 to 1/31/97++
                                                    %Change                  % Change
Class A Shares--Total Return                        +13.05%(1)              +221.16%(2)
Class B Shares--Total Return                        +12.04(3)               +206.06(4)

 ++Due to the inability to completely isolate the performance of Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.
  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.340 per share ordinary income dividends and $0.300 per share capital gains distributions.
(2)Percent change includes reinvestment of $3.289 per share ordinary income dividends and $5.618 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.291 per share ordinary income dividends and $0.300 per share capital gains distributions.
(4)Percent change includes reinvestment of $3.164 per share ordinary income dividends and $5.618 per share capital gains distributions.


Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 12/31/96                       +11.91%        + 6.03%
Five Years Ended 12/31/96                 +10.81         + 9.62
2/01/90++ through 12/31/96                +17.59         +16.68

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.
++Due to inability to completely isolate the performance of Sci/Tech
  Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 12/31/96                       +10.69%        + 6.80%
Five Years Ended 12/31/96                 + 9.65         + 9.65
2/01/90++ through 12/31/96                +16.78         +16.78

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge. ++Due to the inability to completely isolate the performance of
  Sci/Tech Holdings, Inc.'s technology portfolio from its healthcare portfolio, computations are based upon management's estimates of the healthcare portfolio.



PORTFOLIO INFORMATION


Worldwide
Investments
As of 1/31/97


Ten Largest Holdings             Percent of
Represented in the Portfolio     Net Assets

Warner-Lambert Co.                  7.3%
Bristol-Myers Squibb Co.            6.0
Lilly (Eli) & Co.                   5.7
Baxter International, Inc.          4.2
Johnson & Johnson Co.               4.0
Becton Dickinson & Company          3.8
Hoechst AG                          3.3
Cardinal Health, Inc.               3.3
Novartis AG (Registered)            3.0
Sepracor Inc.                       2.8


Breakdown of Securities          Percent of
By Country                       Net Assets

United States                      71.2%
Germany                             9.0
Switzerland                         5.3
United Kingdom                      3.3
Finland                             2.5
Israel                              1.4
Japan                               1.4
Sweden                              0.8
Denmark                             0.1


Industries Represented           Percent of
In the Portfolio                 Net Assets

Medical Specialties                23.0%
Pharmaceutical--Prescription       23.4
Pharmaceutical--Consumer           21.8
Pharmaceutical--Diversified        10.9
Biotechnology                       8.0
Health Care Cost Containment        6.6
Diagnostics                         1.3



SCHEDULE OF INVESTMENTS
MIDDLE                                Shares                                                                        Percent of
EAST         Industries                Held                Investments                      Cost            Value   Net Assets
Israel       Pharmaceutical--        100,000  Teva Pharmaceuticals Industries,
             Diversified                      Inc. (ADR)*                              $  3,858,750     $  5,450,000    1.4%

                                              Total Investments in the Middle East        3,858,750        5,450,000    1.4


NORTH
AMERICA


United       Biotechnology           140,000  Amgen, Inc.                                 7,696,250        7,892,500    2.1
States                               120,000  Aphton Corp.                                2,662,063        2,595,000    0.7
                                      50,000  Arris Pharmaceutical Corp.                    744,063          662,500    0.2
                                     100,000  Centocor, Inc.                              3,204,851        3,812,500    1.0
                                     200,000  Coulter Pharmaceuticals, Inc.               2,400,000        2,400,000    0.6
                                      40,000  Creative BioMolecules, Inc.                   421,876          405,000    0.1
                                     205,000  Emisphere Technologies Inc.                 2,596,506        4,766,250    1.2
                                      20,000  Genzyme Corp.                                 624,688          557,500    0.1
                                     425,000  Magainin Pharmaceuticals, Inc.              4,431,226        3,400,000    0.9
                                      30,000  Neurex Corp.                                  501,876          416,250    0.1
                                      30,000  Neurogen Corporation                          577,500          585,000    0.1
                                      30,000  Pharmacyclics Inc.                            570,000          573,750    0.1
                                      30,000  Protein Design Labs, Inc.                     967,719        1,027,500    0.3
                                      90,000  Vical, Inc.                                 1,582,500        1,406,250    0.4
                                      65,000  Visible Genetics Inc.                         544,375          503,750    0.1
                                                                                       ------------     ------------  ------
                                                                                         29,525,493       31,003,750    8.0

             Diagnostics             127,500  Dianon Systems, Inc.                        1,246,878        1,434,375    0.4
                                      75,000  Diatide, Inc.                                 637,500          496,875    0.1
                                     147,000  NeoPath, Inc.                               2,558,250        2,572,500    0.7
                                     145,500  VOXEL                                         934,850          409,219    0.1
                                                                                       ------------     ------------  ------
                                                                                          5,377,478        4,912,969    1.3

             Health Care Cost        150,000  Allegiance Corporation                      2,939,942        3,843,750    1.0
             Containment             200,000  Cardinal Health, Inc.                      10,260,201       12,525,000    3.3
                                      70,000  Healthcare Compare Corp.                    3,109,969        2,975,000    0.8
                                      15,500  McKesson Corporation                          696,930          912,563    0.2
                                     125,000  Medpartners, Inc.                           2,748,130        2,328,125    0.6
                                     100,000  Tenet Healthcare Corp.                      2,177,660        2,700,000    0.7
                                                                                       ------------     ------------  ------
                                                                                         21,932,832       25,284,438    6.6

             Medical Specialties     350,000  Baxter International, Inc.                 14,325,009       16,143,750    4.2
                                     300,000  Becton Dickinson & Company                 13,153,788       14,775,000    3.8
                                      25,000  Boston Scientific Corp.                       670,250        1,706,250    0.4
                                     200,000  Conceptus Inc.                              2,345,999        2,600,000    0.7
                                     225,000  Endosonics Corp.                            3,310,989        2,896,875    0.7
                                      75,000  InControl, Inc.                             1,071,875          543,750    0.1
                                     165,000  KeraVision, Inc.                            2,727,505        2,145,000    0.6
                                      50,000  Medi-Ject Corporation                         275,000          262,500    0.1
                                     100,000  Medtronic, Inc.                             3,644,813        6,850,000    1.8
                                      35,000  Nellcor Puritan Bennett, Inc.                 725,076          595,000    0.1
                                      35,000  North American Vaccine Inc.                   733,450          857,500    0.2
                                     410,000  Optical Sensors, Inc.                       4,727,813        3,843,750    1.0
                                      75,000  Photoelectron Corp.                           637,500          618,750    0.2
                                     600,000  ReSound Corp.                               6,292,805        3,900,000    1.0
                                      50,000  Saint Jude Medical, Inc.                    1,748,750        1,893,750    0.5
                                      40,000  Stryker Corporation                         1,245,000        1,160,000    0.3
                                      25,000  Ultrafem Inc.                                 526,290          412,500    0.1
                                     350,000  VISX, Incorporated                          8,411,678        7,525,000    2.0
                                      80,000  VidaMed, Inc.                               1,037,501          980,000    0.3
                                                                                       ------------     ------------  ------
                                                                                         67,611,091       69,709,375   18.1

             Pharmaceutical--         30,000  American Home Products Corporation          1,664,229        1,901,250    0.5
             Consumer                180,000  Bristol-Myers Squibb Co.                   19,746,251       22,860,000    6.0
                                     270,000  Johnson & Johnson Co.                      10,651,930       15,558,750    4.0
                                     350,000  Warner-Lambert Co.                         19,472,998       28,175,000    7.3
                                                                                       ------------     ------------  ------
                                                                                         51,535,408       68,495,000   17.8

             Pharmaceutical--        214,400  Collagen Corporation                        3,950,904        4,448,800    1.2
             Diversified              50,000  Schering-Plough Corp.                       3,377,615        3,781,250    1.0
                                                                                       ------------     ------------  ------
                                                                                          7,328,519        8,230,050    2.2

             Pharmaceutical--        150,000  ALZA Corp.                                  3,867,120        4,331,250    1.1
             Prescription            250,000  Lilly (Eli) & Co.                          15,417,405       21,781,250    5.7
                                     100,000  Merck & Co., Inc.                           6,699,499        9,075,000    2.4
                                     110,000  Pfizer, Inc.                                7,539,887       10,216,250    2.7
                                      28,200  Rhone-Poulenc Rorer Inc.                    1,748,279        2,122,050    0.5
                                     250,000  Sangstat Medical Corp.                      8,267,502        7,656,250    2.0
                                     410,000  Sepracor Inc.                              10,498,670       10,813,750    2.8
                                                                                       ------------     ------------  ------
                                                                                         54,038,362       65,995,800   17.2

                                              Total Investments in North America        237,349,183      273,631,382   71.2


PACIFIC
BASIN


Japan        Pharmaceutical--         50,000  Eisai Co. Ltd.                                927,112          965,347    0.2
             Diversified

             Pharmaceutical--        170,000  Sankyo Company, Ltd.                        4,043,277        4,432,343    1.2
             Prescription

                                              Total Investments in the
                                              Pacific Basin                               4,970,389        5,397,690    1.4


WESTERN
EUROPE


Denmark      Pharmaceutical--          6,000  Novo Nordisk A/S (Class B)                    460,157          556,987    0.1
             Prescription

                                              Investments in Denmark                        460,157          556,987    0.1


SCHEDULE OF INVESTMENTS (concluded)
WESTERN
EUROPE                                Shares                                                                        Percent of
(concluded)  Industries                Held                Investments                       Cost           Value   Net Assets
Finland      Medical Specialties      20,000  Instrumentarium Corp. (Group A)          $    595,141     $    721,149    0.2%

             Pharmaceutical--        240,000  Orion-yhtymae OY (Class B)                  7,352,403        8,781,627    2.3
             Diversified

                                              Investments in Finland                      7,947,544        9,502,776    2.5


Germany      Medical Specialties      40,000  Fresenius AG (Preferred)                    6,773,477        8,033,207    2.1
                                     333,609  Fresenius Medical Care AG (ADR)*            5,255,159        9,924,868    2.6
                                                                                       ------------     ------------  ------
                                                                                         12,028,636       17,958,075    4.7

             Pharmaceutical--        100,000  Bayer AG                                    3,411,012        3,796,850    1.0
             Consumer

             Pharmaceutical--        300,000  Hoechst AG                                 10,423,951       12,599,194    3.3
             Diversified

                                              Investments in Germany                     25,863,599       34,354,119    9.0


Sweden       Pharmaceutical--         70,000  Astra AB 'B' Free (Ordinary)                3,293,981        3,267,595    0.8
             Prescription

                                              Investments in Sweden                       3,293,981        3,267,595    0.8


Switzerland  Pharmaceutical--         10,000  Novartis AG (Registered) (a)               11,340,593       11,447,646    3.0
             Consumer

             Pharmaceutical--          1,000  Roche Holdings AG                           7,664,483        8,780,745    2.3
             Prescription

                                              Investments in Switzerland                 19,005,076       20,228,391    5.3


United       Pharmaceutical--        402,756  Smithkline Beecham Corporation
Kingdom      Diversified                      PLC (ADR)*                                  4,511,794        5,760,342    1.5

             Pharmaceutical--         60,000  Glaxo Wellcome PLC                            722,419          961,019    0.2
             Prescription            185,000  Pliva d.d.                                  2,640,000        3,145,000    0.8
                                     100,000  Zeneca Group PLC                            2,156,035        2,891,711    0.8
                                                                                       ------------     ------------  ------
                                                                                          5,518,454        6,997,730    1.8

                                              Investments in the United Kingdom          10,030,248       12,758,072    3.3

                                              Total Investments in Western Europe        66,600,605       80,667,940   21.0


SHORT-TERM                            Face
SECURITIES                           Amount

             Commercial Paper**   $2,477,000  Countrywide Home Loans, 5.34%
                                              due 2/14/1997                               2,472,224        2,472,224    0.6

             US Government &       5,000,000  Federal Home Loan Bank, 5.32%
             Agency Obligations**             due 2/03/1997                               4,998,522        4,998,522    1.3
                                   5,000,000  Federal Home Loan Mortgage Corp.,
                                              5.21% due 2/07/1997                         4,995,658        4,995,658    1.3
                                                                                       ------------     ------------  ------
                                                                                          9,994,180        9,994,180    2.6

                                              Total Investments in Short-Term
                                              Securities                                 12,466,404       12,466,404    3.2

             Total Investments                                                         $325,245,331      377,613,416   98.2
                                                                                       ============
             Other Assets Less Liabilities                                                                 6,915,815    1.8
                                                                                                        ------------  ------
             Net Assets                                                                                 $384,529,231  100.0%
                                                                                                        ============  ======

             Net Asset Value:    Class A--Based on net assets of $137,348,572
                                          and 26,648,934 shares outstanding                             $       5.15
                                                                                                        ============
                                 Class B--Based on net assets of $204,194,144
                                          and 45,357,550 shares outstanding                             $       4.50
                                                                                                        ============
                                 Class C--Based on net assets of $21,733,190
                                          and 4,828,537 shares outstanding                              $       4.50
                                                                                                        ============
                                 Class D--Based on net assets of $21,253,325
                                          and 4,252,745 shares outstanding                              $       5.00
                                                                                                        ============

            *American Depositary Receipts (ADR).
           **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Company.
          (a)Formerly Sandoz AG (Registered).



PORTFOLIO CHANGES


For the Quarter Ended January 31, 1997

Additions

 ALZA Corp.
*Aetna, Inc.
 Amgen, Inc.
 Arris Pharmaceutical Corp.
 Coulter Pharmaceuticals, Inc.
 Creative BioMolecules, Inc.
 Dianon Systems, Inc.
*IDEC Pharmaceuticals Corp.
*Matrix Pharmaceutical, Inc.
 Medpartners, Inc.
 Nellcor Puritan Bennett, Inc.
 Neurex Corp.
 Neurogen Corporation
 Photoelectron Corp.
 Pliva d.d.
 Protein Design Labs, Inc.
 Sangstat Medical Corp.
 Sepracor Inc.
 Stryker Corporation
 Tenet Healthcare Corp.
 Ultrafem Inc.
 VOXEL
 Vical, Inc.
 VidaMed, Inc.
 Visible Genetics Inc.


Deletions

*Aetna, Inc.
 BASF AG
 Bergen Brunswig Corp.
 Ciba-Geigy AG (Registered)
 Daiichi Pharmaceutical Co., Ltd.
 Epitope Inc.
 Forest Laboratories, Inc.
 Foundation Health Corp.
 HEALTHSOUTH Corp.
*IDEC Pharmaceuticals Corp.
 Integra Lifesciences Corp.
*Matrix Pharmaceutical, Inc.
 Sanofi S.A.
 Takeda Chemical Industries, Ltd.
 Transkaryotic Therapies, Inc.
 Walsh International, Inc.

[FN]
*Added and deleted in the same quarter.